RELATED PARTIES (Details Textual) - Arauco Argentina S.A. [Member] - USD ($)		12 Months Ended
	Jul. 14, 2022	Dec. 31, 2020	Jun. 05, 2017
Statement [Line Items]
Bank Loans	$ 154,000,000		$ 250,000,000
Borrowings interest spread basis			5.20%
Repayments of current borrowings	$ 6,000,000	$ 160,000,000